Other balance sheet accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash at banks	$ 36,099	$ 21,496
Cash equivalents	50,925	69,527
Total cash and cash equivalents	87,024	$ 91,023	$ 6,930	$ 9,191
Other than US Dollar
Cash and cash equivalents
Total cash and cash equivalents	42,800
Euro
Cash and cash equivalents
Total cash and cash equivalents	$ 23,700